NOTES PAYABLE (Details Narrative) - USD ($)					1 Months Ended	2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 01, 2021	Aug. 17, 2020	Apr. 30, 2020	Apr. 22, 2020	Jan. 31, 2021	May 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 17, 2021	Sep. 03, 2021	Aug. 17, 2021	Apr. 01, 2021	Sep. 17, 2020	Sep. 01, 2020	Sep. 17, 2019
Short-term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt, Total										$ 10,000		$ 451,785
Interest Expense, Debt, Total									$ 704,189	279,373	2,365,987	2,715,233	1,086,122
Amortization of Debt Issuance Costs										431,806	992,705	1,287,430	965,239
Payments of Extension Costs on Note Payable											$ 351,025	351,025
Majority Owned Subsidiary NetREIT Highland [Member] | Promissory Note for the Acquisition of the Mandolin Property in Houston, Texas [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount																$ 1,560,000
Debt Instrument, Interest Rate, Stated Percentage																4.00%
Economic Injury Disaster Loan [Member]
Short-term Debt [Line Items]
Proceeds from Issuance of Unsecured Debt		$ 150,000		$ 10,000
Gain (Loss) on Extinguishment of Debt, Total								$ 10,000
Economic Injury Disaster Loan [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt Instrument, Decrease, Forgiveness					$ 10,000
Economic Injury Disaster Loan [Member] | Accounts Payable and Accrued Liabilities [Member]
Short-term Debt [Line Items]
Unsecured Debt, Total				$ 10,000								10,000
SBA CARES Act Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Proceeds from Issuance of Unsecured Debt			$ 500,000
Notes Payable to Banks [Member] | Polar Multi Strategy Master Fund [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount														$ 14,000,000.0
Debt Instrument, Interest Rate, Stated Percentage																		8.00%
Long-term Debt, Total												7,700,000							$ 8,800,000
Amortization of Debt Issuance Costs												900,000	$ 400,000
Notes Payable to Banks [Member] | Polar Multi Strategy Master Fund [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Long-term Debt, Total												7,700,000
Unsecured Debt [Member] | LGD Investments Ltd [Member]
Short-term Debt [Line Items]
Debt Assumed from Related Party	$ 330,000
Unsecured Debt [Member] | LGD Investments Ltd [Member] | Dubose Model Homes Investors #203, PL [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount																	$ 330,000
Debt Instrument, Interest Rate, Stated Percentage																	4.00%
Interest Expense, Debt, Total						$ 2,200
Promissory Notes for the Refinancing of Four Model Home Properties in Texas and Wisconsin [Member] | Majority Owned Subsidiary Dubose Model Home Investors 202 LP and 204 LP [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount															$ 900,000
Debt Instrument, Interest Rate, Stated Percentage															3.00%
Polar Multi Strategy Master Fund [Member] | Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount																				$ 14,000,000.0
Debt Instrument, Interest Rate, Stated Percentage																				8.00%
Long-term Debt, Total																			$ 8,800,000
Debt Instrument, Renewal Fee Percentage									4.00%		4.00%									(4.00%)
Repayments of Notes Payable, Including Interest												6,300,000
Debt Instrument, Unamortized Discount, Total							$ 0			$ 0		0								$ 1,400,000
Debt Issuance Costs, Gross																				$ 1,100,000
Debt Instrument, Renewal Fee Percentage									(4.00%)		(4.00%)									4.00%
Accretion Expense												1,000,000.0
Payments of Extension Costs on Note Payable												400,000
Amortization of Extension Costs on Notes Payable												$ 200,000
Debt Instrument, Covenant, Debt to Property Fair Value Ratio																				75.00%